Postretirement Plans (Components Of Net Postretirement Benefits Expense) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Postretirement Benefit Plans [Line Items]
Net postretirement expense	$ 153	$ 228	$ 173
Postretirement Plans [Member]
Postretirement Benefit Plans [Line Items]
Service cost	1	2	2
Interest cost	11	12	16
Net amortization	(21)	(13)	(11)
Net postretirement expense	$ (9)	$ 1	$ 7